BALANCE SHEET COMPONENTS - Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Accrued payables	$ 25,062	$ 9,799
Accrued interest – notes payable	344	6,149
Other accrued liabilities	587	124
Total accrued liabilities	$ 25,993	$ 16,072